Taxes - Schedule of Taxes (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes [Line Items]
Current Taxes	$ 315,020	$ 239,580	$ 139,912
Non-Current Taxes			24,184
Taxes	315,020	239,580	164,096
COFINS [Member]
Schedule of Taxes [Line Items]
Current Taxes	68,108	51,798
Non-Current Taxes
Taxes	68,108	51,798	29,710
Contribuição Sindical [Member]
Schedule of Taxes [Line Items]
Current Taxes	4,918	3,740
Non-Current Taxes
Taxes	4,918	3,740	4
CSRF [Member]
Schedule of Taxes [Line Items]
Current Taxes	11,047	8,402
Non-Current Taxes
Taxes	11,047	8,402	7,494
INSS [Member]
Schedule of Taxes [Line Items]
Current Taxes	1,264	961
Non-Current Taxes
Taxes	1,264	961	1,252
IPI [Member]
Schedule of Taxes [Line Items]
Current Taxes	18	1,372
Non-Current Taxes
Taxes	18	14
IRPJ [Member]
Schedule of Taxes [Line Items]
Current Taxes	11,578	880,527
Non-Current Taxes
Taxes	11,578	8,805
IRRF [Member]
Schedule of Taxes [Line Items]
Current Taxes	7,221	5,484
Non-Current Taxes
Taxes	7,221	5,484	19,233
PIS [Member]
Schedule of Taxes [Line Items]
Current Taxes	16,252	12,360
Non-Current Taxes
Taxes	16,252	12,360	9,617
Tax Fine [Member]
Schedule of Taxes [Line Items]
Current Taxes	6,509	494,994
Non-Current Taxes
Taxes	6,509	4,950
Tax Government Program [Member]
Schedule of Taxes [Line Items]
Current Taxes
Non-Current Taxes
Taxes			20,010
ISS [Member]
Schedule of Taxes [Line Items]
Current Taxes	201	153
Non-Current Taxes
Taxes	201	153	195
ICMS [Member]
Schedule of Taxes [Line Items]
Current Taxes	187,631	142,698
Non-Current Taxes
Taxes	187,631	142,698	76,311
ICMS ST [Member]
Schedule of Taxes [Line Items]
Current Taxes	282	214
Non-Current Taxes
Taxes	$ 282	214	270
Other Current Assets [Member]
Schedule of Taxes [Line Items]
Current Taxes		239,580	139,912
Other Current Assets [Member] | COFINS [Member]
Schedule of Taxes [Line Items]
Current Taxes		51,798	29,710
Other Current Assets [Member] | Contribuição Sindical [Member]
Schedule of Taxes [Line Items]
Current Taxes		3,740	4
Other Current Assets [Member] | CSRF [Member]
Schedule of Taxes [Line Items]
Current Taxes		8,402	7,494
Other Current Assets [Member] | INSS [Member]
Schedule of Taxes [Line Items]
Current Taxes		961	1,252
Other Current Assets [Member] | IPI [Member]
Schedule of Taxes [Line Items]
Current Taxes		14
Other Current Assets [Member] | IRPJ [Member]
Schedule of Taxes [Line Items]
Current Taxes		8,805
Other Current Assets [Member] | IRRF [Member]
Schedule of Taxes [Line Items]
Current Taxes		5,484	19,233
Other Current Assets [Member] | PIS [Member]
Schedule of Taxes [Line Items]
Current Taxes		12,360	9,617
Other Current Assets [Member] | Tax Fine [Member]
Schedule of Taxes [Line Items]
Current Taxes		4,950
Other Current Assets [Member] | Tax Government Program [Member]
Schedule of Taxes [Line Items]
Current Taxes			12,655
Other Current Assets [Member] | ISS [Member]
Schedule of Taxes [Line Items]
Current Taxes		153	195
Other Current Assets [Member] | ICMS [Member]
Schedule of Taxes [Line Items]
Current Taxes		142,698	59,482
Other Current Assets [Member] | ICMS ST [Member]
Schedule of Taxes [Line Items]
Current Taxes		214	270
Other Noncurrent Assets [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes			24,184
Other Noncurrent Assets [Member] | COFINS [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes
Other Noncurrent Assets [Member] | Contribuição Sindical [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes
Other Noncurrent Assets [Member] | CSRF [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes
Other Noncurrent Assets [Member] | INSS [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes
Other Noncurrent Assets [Member] | IPI [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes
Other Noncurrent Assets [Member] | IRPJ [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes
Other Noncurrent Assets [Member] | IRRF [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes
Other Noncurrent Assets [Member] | PIS [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes
Other Noncurrent Assets [Member] | Tax Fine [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes
Other Noncurrent Assets [Member] | Tax Government Program [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes			7,355
Other Noncurrent Assets [Member] | ISS [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes
Other Noncurrent Assets [Member] | ICMS [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes			16,829
Other Noncurrent Assets [Member] | ICMS ST [Member]
Schedule of Taxes [Line Items]
Non-Current Taxes